Private Placement (Details) - Thunder Bridge Acquisition Il, Ltd.[Member] - USD ($)		3 Months Ended	12 Months Ended
	Aug. 13, 2019	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering [Member]
Private Placement (Details) [Line Items]
Aggregate warrants purchased (in Shares)	34,500,000
Initial Public Offering [Member] | Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate warrants purchased (in Shares)		8,650,000	8,650,000
Warrant price per share		$ 1	$ 1
Private Placement Warrants [Member] | Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price of private placement (in Dollars)		$ 8,650,000	$ 8,650,000
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Warrant price per share		$ 11.5	$ 11.5